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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ] Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookline Avenue Partners, LP
Address: 100 Crescent Court
         Suite 1100
         Dallas, Texas 75201

Form 13F File Number: 028-12872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. Kyle Knutson
Title: Chief Compliance Officer
Phone: (214) 775-3100

Signature, Place, and Date of Signing:


/s/ J. Kyle Knutson                      Dallas, TX     August 14, 2009
-------------------------------------   -------------   ---------------
(Signature)                             (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         69

Form 13F Information Table Value Total:    211,648
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                 TITLE OF                VALUE   SHRS OR                  INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER             CLASS        CUSIP    (X1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- --------------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
AGCO CORP                    NOTE 1.250%12/1 001084AM4   1,835  2,000,000   PRN              SOLE             2,000,000    0     0
AGRIUM INC                         COM       008916108   2,393     60,000   SH     CALL      SOLE                    --   --    --
AGRIUM INC                         COM       008916108   1,995     50,000   SH      PUT      SOLE                50,000    0     0
ALCOA INC                    NOTE 5.250% 3/1 013817AT8   4,389  2,500,000   PRN              SOLE             2,500,000    0     0
ALCON INC                        COM SHS     H01301102   2,903     25,000   SH     CALL      SOLE                    --   --    --
ALTRIA GROUP INC                   COM       02209S103   1,996    121,800   SH               SOLE               121,800    0     0
AMERIGROUP CORP              NOTE 2.000% 5/1 03073TAB8   1,792  2,000,000   PRN              SOLE             2,000,000    0     0
AMGEN INC                    NOTE 0.375% 2/0 031162AQ3   4,520  5,000,000   PRN              SOLE             5,000,000    0     0
APPLE INC                          COM       037833100   3,561     25,000   SH      PUT      SOLE                25,000    0     0
ARRIS GROUP INC              NOTE 2.000%11/1 04269QAC4   2,817  3,000,000   PRN              SOLE             3,000,000    0     0
BARRICK GOLD CORP                  COM       067901108   1,459     43,500   SH               SOLE                43,500    0     0
BRE PROPERTIES INC           NOTE 4.125% 8/1 05564EBH8   1,357  1,500,000   PRN              SOLE             1,500,000    0     0
BURGER KING HLDGS INC              COM       121208201   2,314    134,000   SH               SOLE               134,000    0     0
CARPENTER TECHNOLOGY CORP          COM       144285103   1,994     95,800   SH               SOLE                95,800    0     0
CEPHALON INC                 NOTE 2.000% 6/0 156708AP4   5,068  4,000,000   PRN              SOLE             4,000,000    0     0
CF INDS HLDGS INC                  COM       125269100   5,190     70,000   SH     CALL      SOLE                    --   --    --
CHUBB CORP                         COM       171232101   1,396     35,000   SH               SOLE                35,000    0     0
COMCAST CORP NEW                  CL A       20030N101   1,449    100,000   SH               SOLE               100,000    0     0
COUGAR BIOTECHNOLOGY INC           COM       222083107     683     15,900   SH     CALL      SOLE                    --   --    --
D R HORTON INC               NOTE 2.000% 5/1 23331ABB4   3,365  3,500,000   PRN              SOLE             3,500,000    0     0
DATA DOMAIN INC                    COM       23767P109   4,915    147,390   SH               SOLE               147,390    0     0
DATA DOMAIN INC                    COM       23767P109   8,345    250,000   SH     CALL      SOLE                    --   --    --
DEAN FOODS CO NEW                  COM       242370104   2,879    150,000   SH     CALL      SOLE                    --   --    --
DIRECTV GROUP INC                  COM       25459L106   2,100     85,000   SH     CALL      SOLE                    --   --    --
DOW CHEM CO                        COM       260543103     768     47,600   SH               SOLE                47,600    0     0
E M C CORP MASS              NOTE 1.750%12/0 268648AM4   5,098  5,000,000   PRN              SOLE             5,000,000    0     0
FIDELITY NATIONAL FINANCIAL       CL A       31620R105     677     50,000   SH     CALL      SOLE                    --   --    --
FIRST AMERN CORP CALIF             COM       318522307   1,296     50,000   SH     CALL      SOLE                    --   --    --
GAMESTOP CORP NEW                 CL A       36467W109   1,101     50,000   SH     CALL      SOLE                    --   --    --
GILEAD SCIENCES INC          NOTE 0.625% 5/0 375558AH6   3,216  2,500,000   PRN              SOLE             2,500,000    0     0
HASBRO INC                         COM       418056107   1,908     78,700   SH               SOLE                78,700    0     0
HEALTH CARE REIT INC         NOTE 4.750%12/0 42217KAP1   3,355  3,500,000   PRN              SOLE             3,500,000    0     0
HOLOGIC INC                        COM       436440101   1,781    125,000   SH     CALL      SOLE                    --   --    --
INVITROGEN CORP              NOTE 3.250% 6/1 46185RAM2   1,555  1,500,000   PRN              SOLE             1,500,000    0     0
KING PHARMACEUTICALS INC     NOTE 1.250% 4/0 495582AJ7   1,560  2,000,000   PRN              SOLE             2,000,000    0     0
LIBERTY MEDIA CORP NEW        ENT COM SER A  53071M500   5,187    193,900   SH               SOLE               193,900    0     0
LIFEPOINT HOSPITALS INC      NOTE 3.500% 5/1 53219LAH2   2,806  3,500,000   PRN              SOLE             3,500,000    0     0
LOEWS CORP                         COM       540424108   3,959    144,500   SH               SOLE               144,500    0     0
LORILLARD INC                      COM       544147101   1,694     25,000   SH               SOLE                25,000    0     0
MACYS INC                          COM       55616P104     946     80,400   SH               SOLE                80,400    0     0
MARSH & MCLENNAN COS INC           COM       571748102   1,510     75,000   SH               SOLE                75,000    0     0
MARSH & MCLENNAN COS INC           COM       571748102   1,510     75,000   SH      PUT      SOLE                75,000    0     0
MCDONALDS CORP                     COM       580135101   4,312     75,000   SH      PUT      SOLE                75,000    0     0
MEDTRONIC INC                NOTE 1.625% 4/1 585055AM8   4,561  4,950,000   PRN              SOLE             4,950,000    0     0
MYRIAD GENETICS INC                COM       62855J104   1,426     40,000   SH               SOLE                40,000    0     0
MYRIAD GENETICS INC                COM       62855J104   1,426     40,000   SH      PUT      SOLE                40,000    0     0
NEWELL RUBBERMAID INC        NOTE 5.500% 3/1 651229AH9   5,660  4,000,000   PRN              SOLE             4,000,000    0     0
PALM INC NEW                       COM       696643105     580     35,000   SH      PUT      SOLE                35,000    0     0
PENNEY J C INC                     COM       708160106     706     24,600   SH               SOLE                24,600    0     0

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
PFIZER INC                         COM       717081103     501     33,400   SH      PUT      SOLE                33,400    0     0
PHILIP MORRIS INTL INC             COM       718172109   2,181     50,000   SH      PUT      SOLE                50,000    0     0
POTASH CORP SASK INC               COM       73755L107   2,094     22,500   SH     CALL      SOLE                    --   --    --
POWERSHARES QQQ TRUST          UNIT SER 1    73935A104   1,091     30,000   SH      PUT      SOLE                30,000    0     0
SCHERING PLOUGH CORP               COM       806605101   7,235    288,000   SH               SOLE               288,000    0     0
SCHLUMBERGER LTD                   COM       806857108   2,110     39,000   SH               SOLE                39,000    0     0
SERVICE CORP INTL                  COM       817565104     780    142,300   SH               SOLE               142,300    0     0
SIMS METAL MANAGEMENT LTD       SPONS ADR    829160100     291     14,100   SH               SOLE                14,100    0     0
SPDR SERIES TRUST            S&P METALS MNG  78464A755   1,110     30,000   SH      PUT      SOLE                30,000    0     0
SPDR TR                        UNIT SER 1    78462F103  34,941    380,000   SH     CALL      SOLE                    --   --    --
SPDR TR                        UNIT SER 1    78462F103   1,379     15,000   SH      PUT      SOLE                15,000    0     0
STEEL DYNAMICS INC                 COM       858119100     751     51,000   SH               SOLE                51,000    0     0
SYMANTEC CORP                NOTE 1.000% 6/1 871503AF5   3,990  4,000,000   PRN              SOLE             4,000,000    0     0
THERMO FISHER SCIENTIFIC INC       COM       883556102     550     13,500   SH               SOLE                13,500    0     0
TIME WARNER CABLE INC              COM       88732J207   3,167    100,000   SH      PUT      SOLE               100,000    0     0
TRANSOCEAN INC               NOTE 1.500%12/1 893830AV1   5,524  6,000,000   PRN              SOLE             6,000,000    0     0
UNITED STATES STL CORP NEW   NOTE 4.000% 5/1 912909AE8   3,279  2,500,000   PRN              SOLE             2,500,000    0     0
WIND RIVER SYSTEMS INC             COM       973149107   3,022    263,700   SH               SOLE               263,700    0     0
WORTHINGTON INDS INC               COM       981811102     959     75,000   SH     CALL      SOLE                    --   --    --
WYETH                              COM       983024100   7,380    162,600   SH               SOLE               162,600    0     0